UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G/A

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

[X] Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

February 12, 2020
Date of Report

Natixis Real Estate Capital LLC
(Exact name of securitizer as specified in its charter)

025-00646	0001542256
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Andrew B. Taylor, 212-891-5702
 (Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)   [_]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  [_]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  [X] 1

1 The securitizer has no activity to report for the annual period except for the activity reported in the securitizer’s quarterly filing that was filed on October 18, 2017.

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure
Pursuant to Rule 15Ga-1(c)(2), Natixis Real Estate Capital LLC has indicated by check mark that there is no activity for the annual period, except for the activity previously reported in the securitizer’s quarterly filing that was filed on October 18, 2017.
Explanatory Note:

This Form ABS-15G/A amends the Form ABS-15G filed by NREC on February 11, 2020. This Form ABS-15G/A contains all applicable Reportable Information (as defined below) that we possess or can acquire without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G/A by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (“Covered Transactions”) and (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G/A (“Reportable Information”). The information in this Form-ABS 15G/A has not been verified by any third party.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: February 12, 2020	NATIXIS REAL ESTATE CAPITAL LLC
(Securitizer)

	By:	/s/ Andrew B. Taylor
	Name:	Andrew B. Taylor
	Title:	Managing Director

By:	/s/ Khaled Mohiuddin
Name:	Khaled Mohiuddin
Title:	Director